UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-SAR

                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:

             or fiscal year ending:  12/31/2016  (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[X]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name: Waterside Capital Corporation
    B.  File Number: 811-8387
    C.  Telephone Number: 212-686-1515

2.  A.  Street: 140 West 31st Street, 2nd Floor
    B.  City: New York     C. State: NY    D. Zip Code: 10001    Zip Ext:
    E.  Foreign Country:                             Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N) N

4.  Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) Y [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N) N
    [If answer is "Y" (Yes) complete only items 111 through 132.]

7. A. Is Registrant a series or multiple portfolio company? (Y/N) N [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of the period? _____________________

                                      -01-

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 37, "X" Box


SMALL BUSINESS INVESTMENT COMPANIES

INVESTMENT ADVISER

89.  A.  [X] Adviser Name (If any):_None_______________________________________

     B.  [X] File Number: 801- __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

89.  A.  [X] Adviser Name (If any):____________________________________________

     B.  [X] File Number: 801- __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

TRANSFER AGENT

90.  A.  [X] Transfer Agent Name (If any): Computershare_______________________

     B.  [X] File Number: __________ - __________

     C.  [X] City: _Canton______ State: _MA_____ Zip Code: 02021 Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

90.  A.  [X] Transfer Agent Name (If any):_____________________________________

     B.  [X] File Number: __________ - __________

     C.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

         [X] Foreign Country: ______________ Foreign Postal Code: _____________

INDEPENDENT PUBLIC ACCOUNTANT

91.  A.  [X] Accountant Name:__________________________________________________

     B.  [X] City: _____________ State: _________ Zip Code: ____ Zip Ext.:_____

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

91.  A.  [X] Accountant Name:__Deanna Jones, CPA_______________________________

     B.  [X] City: _Hazlet______ State: _NJ______ Zip Code: 07730 Zip Ext.:____

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 38, "X" Box

CUSTODIAN

92.  A.  [X] Custodian: _None__________________________________________________

     B.  [X] City: __________ State: ________ Zip Code: ________ Zip Ext:______

     C.  [X] Foreign Country: ______________ Foreign Postal Code: _____________

     D.  [X] Mark one of the following with an "X":

                                TYPE OF CUSTODY

              Member Nat'l                 Foreign    Insurance Co.
    Bank      Sec. Exchg.      Self       Custodian      Sponsor
Sec. 17(f)(1)  Rule 17f-1   Rule 17f-2   Rule I7f-5    Rule 26a-2     Other
------------- ------------  ----------   -----------  -------------   -----

    NOTE: If self-custody, give name of safekeeping depository and location of assets in sub-items 92A and 92B.

    E. [X] Does Registrant's custodian maintain some or all of registrant's securities in a central depository or book-entry system pursuant to Rule 17f-4? (Y/N)___________ _____
                                                                           Y/N

93. [X] Does Registrant's adviser(s) have advisory clients other than investment companies? (Y/N)_N/A________________________________ _____
                                                                           Y/N

94. Family of investment companies information:

    A. [X] Is Registrant part of a family of investment companies? (Y/N)__N__________________________________________________ _____
                                                                           Y/N

    B. [X] If "Y" (Yes) state the number of registered management investment companies in the family:_______________________ _____ (NOTE: count as a separate company each series of a series company and each portfolio of a multiple portfolio company; exclude all series of unit investment trusts from this number.)

    C. [X] Identify the family using 10 letters:_____________________ (NOTE: In filing this form, use this identification consistently for all investment companies in the family including any unit investment trusts. This designation is for purposes of this form only.)

    D. [X] Is Registrant a wholly-owned subsidiary of a business development company ("BDC")? (Y/N)__N_____________________ _____
                                                                           Y/N

    E.   [X]  If "Y" (Yes), identify the BDC as follows:

                BDC name:

                File Number: 2- or 33-

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 39, "X" box: [_]


95. Sales, repurchases, and redemptions of Registrant's securities during the period: __NONE__________.

                                                                       Net
                                                                   Consideration
                                                  Number of Shares   Received
                                                    or Principal     or Paid
                                                   Amount of Debt    ($000's
       Class of Security                          ($000's omitted)   omitted)
       -----------------                          ---------------- -------------

       Common Stock:
       A.  [X]  Sales                              _______________ $___________

       B.  [X]  Repurchases                        _______________ $___________

       Preferred Stock:
       C.  [X]  Sales                              _______________ $___________

       D.  [X]  Repurchases and redemptions        _______________ $___________

       Debt Securities:
       E.  [X]  Sales                             $_______________ $___________

       F.  [X]  Repurchases and redemptions       $_______________ $___________

96. Securities of Registrant registered on a National Securities Exchange or listed on NASDAQ:

                                                      CUSIP or        Ticker
                Title of each class of securities    NASDAQ No.       Symbol
                ---------------------------------    ----------       ------

       A.  [X]  _Common Stock_____________________ ____941872103____ ___WSCC___

       B.  [X]  __________________________________ _________________ __________

       C.  [X]  __________________________________ _________________ __________

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 40, "X" box: [_]


FINANCIAL INFORMATION

97. A.  How many months do the answers to items 97 and 98 cover? __6__ Months

                                                                     For period
                                                                     covered by
                                                                     this form
    INCOME                                                           ----------

    B.  Net interest income ________________________________________ $________3

    C.  Net dividend income ________________________________________ $_________

    D.  Account maintenance fees ___________________________________ $_________

    E.  Net other income ___________________________________________ $_________

    EXPENSES

    F.  Gross advisory fees ________________________________________ $_________

    G.  Gross administrator(s) fees ________________________________ $_________
        (Negative answers allowed for 97H through 97S)

    H.  Salaries and other compensation ____________________________ $_________

    I.  Shareholder servicing agent fees ___________________________ $___41,716

    J.  Custodian fees _____________________________________________ $_________

    K.  Postage ____________________________________________________ $______217

    L.  Printing expenses __________________________________________ $_________

    M.  Directors' fees ____________________________________________ $_________

    N.  Registration fees __________________________________________ $_________

    O.  Taxes ______________________________________________________ $_______82

    P.  Interest ___________________________________________________ $_________

    Q.  Bookkeeping fees paid to anyone performing this service ____ $___25,592

    R.  Auditing fees ______________________________________________ $_________

    S.  Legal fees _________________________________________________ $____4,262

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 41, "X" box: [X]


                                                                   For period
                                                                   covered by
                                                                   this form

         Expenses (Negative answers allowed on this screen for
         97T through 97W and 97Z only)                             ----------

    T. Marketing/distribution payments including payments pursuant to a Rule 12b-l plan _________________________ $__________

    U.   Amortization of organization expenses _________________  $__________

    V.   Shareholder meeting expenses __________________________  $__________

    W.   Other expenses ________________________________________  $____24,765

    X.   Total expenses ________________________________________  $____96,634

    Y.   Expense reimbursements ________________________________  $__________

    Z.   Net investment income _________________________________  $__________

    AA.  Realized capital gains ________________________________  $__________

    BB.  Realized capital losses _______________________________  $____64,701

    CC.  1. Net unrealized appreciation during the period ______  $__________

         2. Unrealized loss on investments _____________________  $__________

    DD. Total income dividends for which record date passed during the period _____________________________________ $__________

    EE. Total capital gains distributions for which record date passed during the period ______________________________ $__________

98. Payments per share outstanding during the entire current period:

    A.   Dividends from net investment income __________________  $________**

    NOTE: Show in fractions of a cent if so declared.

    B.   Distributions of capital gains ________________________  $________**

    C.   Other distributions ___________________________________  $__________

    NOTE: Show in fractions of a cent if so declared.

*  Negative answer permitted in this field.
** Items 98A and 98B should be of the form mn.nnnn (where n = integer).

For period ending 12/31/2016
File number 811-8387

                                 QUESTION 97(W)
                         DESCRIPTION OF OTHER EXPENSES


        ITEM                               AMOUNT
        ----                               ------

Delivery & Messenger                         $22

Internet                                    $114

Travel                                      $319

Storage                                     $741

IT Systems Support                        $5,520

Administrative Services                   $1,352

Overhead Allocation                      $12,026

Bank Service Fees                           $450

Miscellaneous Expenses                    $2,140

State Corporations Commissioner
Annual Filing Fees                        $2,081
                                         -------
        Total Other Expenses:            $24,765
                                         =======

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 42, "X" box: [X]


                                                                     As of the
                                                                      end of
                                                                     current
                                                                     reporting
                                                                      period

99.  Assets, liabilities, shareholders' equity:                      ---------

     A.  Cash ______________________________________________________ $___446,853

     B.  Repurchase agreements _____________________________________ $__________

     C. Short-term debt securities other than repurchase agreements ________________________________________________ $__________

     D. Long-term debt securities including convertible debt ______________________________________________________ $__________

     E. Preferred, convertible preferred and adjustable rate preferred stock ___________________________________________ $__________

     F.  Common stock ______________________________________________ $____85,000

     G.  Options on equities _______________________________________ $__________

     H.  Options on all futures ____________________________________ $__________

     I.  Other investments _________________________________________ $__________

     J.  Receivables from portfolio instruments sold _______________ $__________

     K.  Receivables from affiliated persons _______________________ $__________

     L.  Other receivables _________________________________________ $______(28)

     M.  All other assets __________________________________________ $___164,438

     N.  Total assets ______________________________________________ $___696,263

For period ending 12/31/2016
File number 811-8387

                                 QUESTION 99(M)
                          DESCRIPTION OF OTHER ASSETS


        ITEM                            AMOUNT
        ----                            ------

Fixed Assets                             $438

Notes Receivable                      $75,000

Assets Acquired in Liquidation        $85,000

Overhead Allocation Deposit            $4,000
                                      -------

        Total Other Assets:          $164,438
                                      =======

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 43, "X" box: [_]


                                                                    As of the
                                                                     end of
                                                                     current
                                                                    reporting
                                                                     period

                                                                   ----------

      O.  Payables for portfolio instruments purchased ___________ $____170,087

      P.  Amounts owned to affiliated persons ____________________ $___________

      Q.  Senior long-term debt _(SBA)____________________________ $_10,701,304

      R.  All other liabilities __________________________________ $_____45,922

      S.  Senior equity __________________________________________ $___________

      T.  Net assets of common shareholders ______________________ $(10,221,050)

      U.  Number of shares outstanding ___________________________ $__1,916,000

      V.  Net asset value per share (to nearest cent) ____________ $___________

      W. Mark-to-market net asset value per share for money market funds only (to 4 decimals) ______________________ $_________**

      X.  Total number of shareholder accounts ___________________ $________320

      Y.  Total value of assets in segregated accounts ___________ $___________

100.  Monthly average net assets during current reporting period
      ($000's omitted) ___________________________________________ $___________

101.  Market price per share at end of period ____________________ $________.00

* Net asset value per share must be of the form nnn.nn (where n = integer). ** Value must be of the form nnn.nnnn (where n = integer).

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 44, "X" box: [X]


102.  A.    Is the Registrant filing any of the following
            attachments with the current filing of Form N-SAR?
            _____________________________________________________  ____Y____
                                                                      Y/N

      NOTE: If answer is "Y" (Yes), mark those items below
            being filed as an attachment to this form ___________  _________
            or incorporated by reference.                             Y/N

      B.    Matters submitted to a vote of security holders _____  ____N____

      C.    Policies with respect to security investments _______  ____N____

      D.    Legal proceedings ___________________________________  ____Y____

      E.    Changes in security for debt ________________________  ____N____

      F.    Defaults and arrears on senior securities ___________  ____N____

      G.    Changes in control of Registrant ____________________  ____N____

      H.    Terms of new or amended securities __________________  ____N____

      I. Revaluation of assets or restatement of capital share account _______________________________________ ____N____

      J.    Changes in Registrant's certifying accountant _______  ____N____

      K.    Changes in accounting principles and practices ______  ____N____

      L.    Mergers _____________________________________________  ____N____

      M.    Actions required to be reported pursuant to Rule
            2a-7 ________________________________________________  ____N____

      N.    Transactions effected pursuant to Rule 10f-3 ________  ____N____

      0. Information required to be filed pursuant to existing exemptive orders ___________________________ ____N____

Attachment Information (Cont. on Screen 53)

For period ending 12/31/2016
File number 811-8387

                                QUESTION 102(D)
                               LEGAL PROCEEDINGS

      As disclosed in Waterside Capital Corporation's (the "Company") Form 8-K filed on November 29, 2013, the United States Small Business Administration (the "SBA") filed a complaint in the United States District Court for the Eastern District of Virginia on November 20, 2013 seeking, among other things, receivership for the Company and a judgment in the amount outstanding under the Company's Loan Agreement with the SBA plus continuing interest (the "Complaint"). Thereafter, the Company took steps to contest the Complaint.

      As disclosed in the Company's Form 8-K filed on May 05, 2014, on April 29, 2014 the Board of Directors of the Company (the "Board") met to reconsider the decision to contest the Complaint and also seek declaratory relief against the SBA. In light of developments occurring since December of 2013, including projections of its portfolio companies and also recent discussions with the SBA, the Board determined, after consultation with and advice of its counsel, that it was not currently in the best interests of the Company and its shareholders to continue to contest the Complaint and also seek declaratory relief. The SBA was informed of this determination. The Board also decided to consent to the receivership process.

      As disclosed in the Company's Form 8-K filed on June 03, 2014, on May 28, 2014, with the Company's consent, the court for the action filed by the SBA (the "Court") entered a Consent Order and Judgment Dismissing Counterclaim, Appointing Receiver, Granting Permanent Injunctive Relief and Granting Money Judgment against the Company (the "Order"). The Order appointed the SBA receiver of the Company for the purpose of marshaling and liquidating in an orderly manner all of the Company's assets and entered judgment in favor of the United States of America, on behalf of the SBA, against the Company in the amount of $11,770,722.31. Such amount represents $11,700,000 in principal and $70,722.31 in accrued interest. The Court assumed jurisdiction over the Company and the SBA was appointed receiver effective May 28, 2014.

For period ending 12/31/2016                            If filing more than one
File number 811-8387                                    Page 45, "X" box: [_]


Attachment Information (Cont. from Screen 52)

102. P.   1. Exhibits ______________________________________       ____N______
                                                                          Y/N

          2. Any information called for by instructions to
             sub-item 102 P2 _______________________________       ____N______
                                                                          Y/N

          3. Any information called for by instructions to
             sub-item 102 P3 _______________________________       ____N______
                                                                          Y/N

103.  [X] Does the Registrant have any wholly-owned investment company subsidiaries whose operating & financial data
          are consolidated with that of Registrant in this
          report? (Y/N) ____________________________________       ____N______
                                                                          Y/N

          [If answer is "N" (No), go to item 105]

104. [X] List the "811" numbers and names of Registrant's wholly-owned investment company subsidiaries consolidated in this report.

          811 Numbers            Subsidiary Name
          -----------            --------------------------------------------

                                 SIGNATURE PAGE

      The following form of signature shall follow items 79, 85, 88, 104, 110 or 132, as appropriate.

      This report is signed on behalf of the registrant (or depositor or trustee).


City of: New York        State of: New York      Date:  December 07, 2017


Name of Registrant, Depositor, or Trustee:  WATERSIDE CAPITAL CORPORATION


By:     /s/ Zindel Zelmanovitch
        -----------------------------
        ZINDEL ZELMANOVITCH,
        Chief Executive Officer

SEC's Collection of Information

An agency may not conduct or sponsor, and a person is not required to respond to, a collection of information unless it displays a currently valid control number. Filing of this Form is mandatory. Section 30 of the Investment Company Act of 1940 ("1940 Act") and the rules thereunder, and Sections 13 and 15(d) of the Securities Exchange Act of 1934 require investment companies to file annual and periodic reports with the Commission. The Commission has specified Form N-SAR for reports for investment companies. The Commission staff uses the information in performing inspections of investment companies, selectively reviewing registration documents filed under the 1940 Act and the Securities Act of 1933 and conducting studies and other types of analyses necessary to keep the
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clearance requirements of 44 U.S.C.(S)3507.